INFORMATION ABOUT COMPONENTS OF EQUITY - Rizobacter Argentina and Insuagro (Details) - USD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Financial position
Current assets		$ 297,705,126	$ 211,489,658	$ 164,693,055
Non-current assets		220,515,235	183,100,299	132,868,314
Total assets.		518,220,361	394,589,957	297,561,369
Current liabilities		222,665,752	168,037,855	130,610,709
Non-current liabilities		137,255,761	136,261,798	106,201,178
Total liabilities.		359,921,513	304,299,653	236,811,887
Equity attributable to controlling interest		127,358,573	67,743,242	46,179,395
Equity attributable to non-controlling interest		30,940,275	22,547,062	14,570,087
Total equity		158,298,848	90,290,304	60,749,482	$ 62,094,866
Total liabilities and equity		518,220,361	394,589,957	297,561,369
Summary statements of comprehensive income or loss
Revenues		334,801,095	209,526,177	173,092,172
Initial recognition and changes in the fair value of biological assets at the point of harvest		6,388,030	2,826,255	716,741
Cost of sales		(208,364,095)	(118,641,803)	(93,575,588)
Gross Profit.		126,437,000	90,884,374	79,516,584
Research and development expenses.		(6,947,460)	(5,617,655)	(4,195,270)
Selling, general and administrative		(77,483,812)	(47,601,901)	(38,345,028)
Share of profit or loss of joint ventures and associates		1,144,418	997,429	2,477,193
Other income		(3,280,220)	(279,359)	(307,499)
Operating profit		39,869,926	38,382,888	39,145,980
Financial results		(25,806,296)	(27,852,340)	(32,702,642)
Profit before income tax		14,063,630	10,530,548	6,443,338
Income tax expense		(17,972,534)	(14,351,170)	(2,206,710)
Result for the year		(3,908,904)	(3,820,622)	4,236,628
Foreign exchange differences on translation of foreign operations		32,635,104	10,076,208	(10,108,444)
Revaluation of property, plant and equipment, net of tax 2	[1]	(4,722,342)	(2,268,839)	3,399,683
Total comprehensive profit (loss)		$ 31,263,346	$ 6,230,696	$ (5,445,488)
Rizobacter Argentina
Summarized financial information
Proportion of ownership interests held by non-controlling interests		20.00%	20.00%	20.00%
Financial position
Current assets		$ 294,372,669	$ 175,906,282	$ 148,256,827
Non-current assets		77,663,085	59,860,206	49,843,457
Total assets.		372,035,754	235,766,488	198,100,284
Current liabilities		181,999,148	120,036,912	129,838,941
Non-current liabilities		98,070,280	57,480,984	32,935,399
Total liabilities.		280,069,428	177,517,896	162,774,340
Equity attributable to controlling interest		91,965,153	58,246,057	35,324,227
Equity attributable to non-controlling interest		1,173	2,535	1,717
Total equity		91,966,326	58,248,592	35,325,944
Total liabilities and equity		372,035,754	235,766,488	198,100,284
Summary statements of comprehensive income or loss
Revenues		280,625,028	189,749,478	162,404,866
Initial recognition and changes in the fair value of biological assets at the point of harvest		3,973,780	1,552,746	716,741
Cost of sales		(176,497,573)	(106,636,141)	(86,533,561)
Gross Profit.		108,101,235	84,666,083	76,588,046
Research and development expenses.		(3,190,439)	(3,208,904)	(2,689,468)
Selling, general and administrative		(59,057,350)	(37,500,952)	(36,103,289)
Share of profit or loss of joint ventures and associates		611,989	481,442	1,960,549
Other income		113,378	507,246	(380,871)
Operating profit		46,578,813	44,944,915	39,374,967
Financial results		(12,668,145)	(11,032,748)	(30,014,131)
Profit before income tax		33,910,668	33,912,167	9,360,836
Income tax expense		(16,788,853)	(14,141,515)	(3,830,106)
Result for the year		17,121,815	19,770,652	5,530,730
Foreign exchange differences on translation of foreign operations		1,824,666	1,704,590	1,281,974
Revaluation of property, plant and equipment, net of tax 2		(5,308,610)	(2,682,457)	3,921,091
Total comprehensive profit (loss)		$ 13,637,871	$ 18,792,785	$ 10,733,795
Insumos Agroqumicos S.A.("Insuagro")
Summarized financial information
Proportion of ownership interests held by non-controlling interests		38.68%	49.90%
Financial position
Current assets		$ 40,361,614	$ 23,293,521
Non-current assets		2,295,965	2,907,928
Total assets.		42,657,579	26,201,449
Current liabilities		35,464,893	20,297,799
Non-current liabilities		118,460	1,341,613
Total liabilities.		35,583,353	21,639,412
Total equity		7,074,226	4,562,037
Total liabilities and equity		42,657,579	26,201,449
Summary statements of comprehensive income or loss
Revenues		49,116,626	7,600,041
Cost of sales		(35,181,813)	(5,886,326)
Gross Profit.		13,934,813	1,713,715
Selling, general and administrative		(7,894,444)	(1,065,147)
Other income		159,794	18,305
Operating profit		6,200,163	666,873
Financial results		(2,954,581)	(961,635)
Profit before income tax		3,245,582	(294,762)
Income tax expense		(1,421,973)	127,876
Result for the year		1,823,609	(166,886)
Foreign exchange differences on translation of foreign operations		733,029	180,519
Total comprehensive profit (loss)		$ 2,556,638	$ 13,633

[1]	The tax effect of the revaluation of property, plant and equipment was $2,837,650, ($1,389,643) and ($1,133,230) for the years ended June 30, 2022, 2021 and 2020, respectively.